Deferred Revenue, current, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred Revenue Arrangement [Line Items]
Amortization of deferred revenue	$ 50	$ 221	$ 107
Deferred revenue, current (Note 8)	647	491
Hires Collected In Advance [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue	647	441
Deferred Revenue From Lubricants [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue	$ 0	$ 50